NOTE 2. GOING CONCERN (Details Narrative) (Quarterly Report, USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Jan. 28, 2010	Jan. 01, 2006
Quarterly Report
Net Loss	$ 1,400,389	$ 596,016
Debt Instrument, Fair Value	$ 50,000		$ 124,578	$ 163,366	$ 100,000
Joint Venture Agreement Terms	.50